Equity and Redeemable Non-controlling Interests - Schedule of Common Stock Outstanding shares (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Annual compensation paid to the independent directors	$ 0.8	$ 0.8	$ 0.8
Grant amortized period	1 year	1 year	1 year